DIRECT COSTS	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
DIRECT COSTS	DIRECT COSTS
Direct costs include all attributable expenses except interest, depreciation and amortization, taxes and fair value changes and primarily relate to cost of sales and compensation. The following table lists direct costs for 2020 and 2019 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Cost of sales	$35,150	$41,463
Compensation	6,857	6,035
Selling, general and administrative expenses	2,860	2,612
Property taxes, sales taxes and other	2,519	2,618
	$47,386	$52,728